Deferred Income Tax - Summary of Deferred Income Tax (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income taxes [line items]
Deferred income tax asset	S/ 262,165	S/ 271,719
Deferred income tax liability	(102,907)	(112,734)
Deferred income tax asset, net	159,258	158,985	S/ 365,263	S/ 364,225
Up to 1 year [member]
Disclosure of deferred income taxes [line items]
Deferred income tax asset	44,780	37,927
Deferred income tax liability	(1,261)	(19,791)
Later than one year [member]
Disclosure of deferred income taxes [line items]
Deferred income tax asset	217,385	233,792
Deferred income tax liability	S/ (101,646)	S/ (92,943)